INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investment in Affiliated and Other Companies
	US dollars
	December 31,
(in thousands)	2024	2023
Lumax	519	563
Ituran MOB	-	151
	519	714